Offsetting Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Offsetting Of Financial Assets [Line Items]
Summary of Recognized Financial Instruments

The following table presents the recognized financial instruments that are offset as at December 31, 2021 and 2020:

	Effects of offsetting on the Consolidated
	Statements of Financial Position
		Gross amounts	Net amounts
2021	Gross amounts	set off	presented
Financial assets	USD	USD	USD
Cash and cash equivalents	336,197	—	336,197
Financial assets at FVPL	1,004	—	1,004
Trade and other receivables	196,939	(5,973)	190,966
Other assets	1,339	—	1,339
Total	535,479	(5,973)	529,506
Financial liabilities
Trade and other payables	283,133	(5,973)	277,160
Financial liabilities	5,014	—	5,014
Derivative financial instruments	221	—	221
Total	288,368	(5,973)	282,395

		Gross amounts	Net amounts
2020	Gross amounts	set off	presented
Financial assets	USD	USD	USD
Cash and cash equivalents	111,733	—	111,733
Financial assets at FVPL	8,319	—	8,319
Trade and other receivables	75,834	(3,049)	72,785
Other assets	2,017	—	2,017
Total	197,903	(3,049)	194,854
Financial liabilities
Trade and other payables	145,914	(3,049)	142,865
Derivative financial instruments	2,896	—	2,896
Total	148,810	(3,049)	145,761